787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Equity Dividend Fund

(File No. 033-14517 and File No. 811-05178)

Ladies and Gentlemen:

On behalf of BlackRock Equity Dividend Fund (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 17, 2016, to the Prospectus, dated March 25, 2016, for the Fund. The purpose of the filing is to submit the 497(e) filing dated June 17, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC